ACCOUNTS RECEIVABLE, NET (Details) - USD ($)	Dec. 31, 2022	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Accounts, Notes, Loans and Financing Receivable [Line Items]
Less: Unearned interest			$ (40,447)
Less: Allowance for doubtful accounts		$ (112,905)	(78,167)	$ (379,689)
Accounts receivable, net	$ 204,763	418,091	1,706,378
Accounts receivable, net, current portion	204,763	418,022	502,031
Accounts receivable, net, non-current portion	0	69	61,943
Discontinued Operations [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Less: Allowance for doubtful accounts			(76,428)
Accounts receivable, net			1,142,404
Accounts receivable, net, current portion	204,763	418,022	935,164
Accounts receivable, net, non-current portion		69	207,240
Continuing Operations [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Less: Allowance for doubtful accounts	0	(112,905)	(1,739)
Accounts receivable, net		418,091	563,974
Accounts receivable, net, current portion		418,022	502,031
Accounts receivable, net, non-current portion		69	61,943
Receivables of automobile sales due from automobile purchasers [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, gross	107,246	392,530	760,126
Receivables of services fees due from automobile purchasers [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, gross	15,949	17,350	731,962
Receivables of online ride hailing fees from online ride-hailing drivers [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, gross	46,848	$ 121,116	162,197
Receivables of operating lease [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, gross	$ 34,720		$ 170,707